Long-term investments - Additional Information (Detail) $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 07, 2021 USD ($) shares	Dec. 09, 2020 $ / instrument	Jun. 30, 2021 USD ($) businessUnit	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 12, 2021 USD ($)	Mar. 31, 2021 USD ($) windProject	Jan. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 264,251	$ 264,251	$ 186,452
Noncontrolling interest in partnerships and joint ventures			$ 264,251	264,251	186,452
Fair value of support provided				$ 821	$ 12,273
Maverick Creek and Sugar Creek Wind Facilities
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)								50.00%
Ownership interest acquired (percent)								50.00%
Altavista
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)			50.00%	50.00%
Investments in joint venture			$ 6,735	$ 6,735
Solar power capacity (megawatt ac) | businessUnit			80
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			44.20%	44.20%	44.20%
Equity method investment, shares acquired (shares) | shares	4,020,860
Equity method investments	$ 1,167,444
Atlantica | Maximum
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			48.50%	48.50%
Atlantica | Subscription Share Purchase Agreement
Schedule of Equity Method Investments [Line Items]
Subscription purchase agreement, share price (in USD) | $ / instrument		33.00
Payment for additional shares	$ 132,688
Texas Wind Farms
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			51.00%	51.00%			51.00%
Equity method investments							$ 234,274
Number of wind development projects acquired | windProject							3
Number of wind development projects | windProject							4
Fourth Texas Wind Facility | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						51.00%
Equity method investments						$ 110,609
Sugar Creek | Maverick Creek and Sugar Creek Wind Facilities
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)							50.00%
Maverick | Maverick Creek and Sugar Creek Wind Facilities
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)							50.00%
North Fork Ridge and Kings Point Facilities
Schedule of Equity Method Investments [Line Items]
Investments in joint venture			$ 31,297	$ 31,297